Employee benefits (Details 5) - Employee benefit obligations [Member] - Parent Company Gratuity plan [Member]	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	6.00%	6.65%	7.45%
Rate of compensation increase	8.00%	7.50%
First year [Member]
Actuarial assumptions to determine benefit obligations [Line Items]
Rate of compensation increase			8.00%
After first year [Member]
Actuarial assumptions to determine benefit obligations [Line Items]
Rate of compensation increase			9.00%